Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (loss) gain on derivative instruments	$ (85,195)	$ 12,808	$ (42,853)
Foreign exchange and other derivative financial instruments | Cross currency swap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(4,177)	(39,647)	(84,205)
Unrealized gain	4,442	38,648	91,914
Total realized and unrealized (loss) gain on derivative instruments	$ 265	$ (999)	$ 7,709